Schedule of life expectancy (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Retired participants life expectancy	11 years 7 months 6 days	12 years 4 months 17 days
Pensioner participants life expectancy	13 years 2 months 19 days	14 years 26 days
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Retired participants life expectancy	23 years 5 months 20 days	23 years 1 month 27 days
Pensioner participants life expectancy	27 years 7 days	24 years 11 months 23 days